Trade and Other Receivables - Disclosure of Movement in the Loss Allowance for Trade and Other Receivables (Details) - Trade and other receivables - ZAR (R) R in Millions	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Reconciliation of changes in allowance account for credit losses of financial assets
Balance at beginning of year	R 204	R 179
Increase in loss allowance recognised during the year	155	80
Reversal of loss allowance during the year	(148)	(55)
Balance at end of year	R 211	R 204